SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2014
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION

Landmark Infrastructure Partners LP

Schedule III – Real Estate and Accumulated Depreciation

December 31, 2014*

						Gross Amount at Which Carried
			Initial cost to the Partnership			As of December 31, 2014
				Building and			Building and		Accumulated	Date
Description	Location	Encumbrances	Land	improvements	Total	Land	improvements	Total	depreciation	Acquired
Wireless Communication	Tombstone, AZ	$—	$593,201	$—	$593,201	$593,201	$—	$593,201	$—	2012
Outdoor Advertising	Rosemont, IL	—	970,675	—	970,675	970,675	—	970,675	—	2013
Wireless Communication	Los Angeles, CA	—	331,241	—	331,241	331,241	—	331,241	—	2013
Wireless Communication	Walnut Creek, CA	—	704,628	—	704,628	704,628	—	704,628	—	2013
Outdoor Advertising	Grand Prairie, TX	—	300,467	—	300,467	300,467	—	300,467	—	2014
Outdoor Advertising	Houston, TX	—	240,458	—	240,458	240,458	—	240,458	—	2014
Outdoor Advertising	Largo, FL	—	132,383	—	132,383	132,383	—	132,383	—	2014
Outdoor Advertising	Phoenix, AZ	—	323,875	—	323,875	323,875	—	323,875	—	2014
Outdoor Advertising	Saint Petersburg, FL	—	200,400	—	200,400	200,400	—	200,400	—	2014
Outdoor Advertising	Terrell, TX	—	46,442	—	46,442	46,442	—	46,442	—	2014
Outdoor Advertising	West Palm Beach, FL	—	287,159	—	287,159	287,159	—	287,159	—	2014
Wireless Communication	New York, NY	—	1,403,272	—	1,403,272	1,403,272	—	1,403,272	—	2014
Outdoor Advertising	Vadnais Heights, MN	—	390,093	—	390,093	390,093	—	390,093	—	2014
	Total	$—	$5,924,294	$—	$5,924,294	$5,924,294	$—	$5,924,294	$—

*Prior-period financial information has been retroactively adjusted for Acquisitions under common control. See Notes 1 and 3 for additional information